Summary of Significant Accounting Policies 3M (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Dec. 31, 2013	Sep. 06, 2013	Sep. 05, 2013	Jul. 18, 2013	Mar. 31, 2013
Date Of Incorporation	Aug. 09, 2010		Aug. 09, 2010
Current Fiscal Year End Date	--03-31		--03-31
Series A Preferred Stock, Designated	6,000,000						6,000,000
Date of Agreement	2014-05-07		2014-03-20
Common Stock, Shares Authorized	37,503,000,000	37,503,000,000	37,503,000,000	37,503,000,000	37,503,000,000	90,000,000		37,503,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Stock split ratio	416.7	416.71	416.71
Cash and cash equivalent	$ 0		$ 12,387					$ 1,588
Intangible assets	0		0
Reserved common shares	60,000,000		60,000,000
Stock options granted	47,503,280		47,503,280
Asset Assign Agmt
Date of Agreement			2013-07-18
Common Stock, shares issued			82,767,038
Series A Preferred Stock, shares issued			6,000,000
Shares Issued, Value			123,973
Termination of agreement			20,000
Sale Agmt
Date of Agreement			2013-07-19
Additional cash required			2,000,000
Cancellation of loans			$ 28,818
Shares sold by former officers			531,292,500
Shares returned to treasury			500,255,434
Shares agreed to cancel			262,521,000